UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
4/30/13 (Unaudited)

REPURCHASE AGREEMENTS (63.7%)(a)
			Principal amount	Value

Interest in $345,966,000 joint tri-party repurchase agreement dated 4/30/13 with Citigroup Global Markets, Inc./Salomon Brothers, Inc. due 5/1/13 - maturity value of $143,543,718 for an effective yield of 0.18% (collateralized by various mortgage backed securities with coupon rates ranging from 2.294% to 4.50% and due dates ranging from 1/1/23 to 5/1/43, valued at $352,885,320)			$143,543,000	$143,543,000

Interest in $77,750,000 joint tri-party repurchase agreement dated 4/30/13 with Credit Suisse Securities (USA), LLC due 5/1/13 - maturity value of $32,750,227 for an effective yield of 0.25% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.85% to 6.50% and due dates ranging from 1/20/15 to 3/18/43, valued at $81,638,473)			32,750,000	32,750,000

Interest in $374,000,000 joint tri-party repurchase agreement dated 4/30/13 with Deutsche Bank Securities, Inc. due 5/1/13 - maturity value of $171,577,763 for an effective yield of 0.16% (collateralized by various mortgage backed securities with coupon rates ranging from 3.00% to 5.80% and due dates ranging from 7/15/37 to 4/20/43, valued at $381,480,001)			171,577,000	171,577,000

Interest in $200,000,000 joint tri-party repurchase agreement dated 4/30/13 with Goldman Sach & Co. due 5/1/13 - maturity value of $106,470,473 for an effective yield of 0.16% (collateralized by various mortgage backed securities with coupon rates ranging from 2.624% to 4.00% and due dates ranging from 1/1/41 to 4/1/43, valued at $204,000,001)			106,470,000	106,470,000

Interest in $184,000,000 joint tri-party repurchase agreement dated 4/30/13 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 5/1/13 - maturity value of $90,500,352 for an effective yield of 0.14% (collateralized by a U.S. Treasury Note with a coupon rate of 0.625% and a due date of 9/30/17, valued at $187,680,043)			90,500,000	90,500,000

Interest in $446,000,000 joint tri-party repurchase agreement dated 4/30/13 with RBC Capital Markets, LLC due 5/1/13 - maturity value of $158,305,704 for an effective yield of 0.16% (collateralized by various mortgage backed securities with coupon rates ranging from 3.00% to 5.50% and due dates ranging from 3/1/40 to 4/1/43, valued at $454,922,022)			158,305,000	158,305,000

Interest in $313,000,000 joint tri-party term repurchase agreement dated 4/24/13 with Barclays Capital, Inc. due 5/1/13 - maturity value of $187,502,917 for an effective yield of 0.08% (collateralized by various mortgage backed securities with coupon rates ranging from zero % to 7.50% and due dates ranging from 7/1/19 to 4/1/43, valued at $319,260,001)			187,500,000	187,500,000

Interest in $313,000,000 joint tri-party term repurchase agreement dated 4/24/13 with Citigroup Global Markets, Inc./Salomon Brothers, Inc. due 5/1/13 - maturity value of $187,502,917 for an effective yield of 0.08% (collateralized by various mortgage backed securities and a U.S. Treasury Note with coupon rates ranging from 2.125% to 5.50% and due dates ranging from 5/31/15 to 1/15/52, valued at $319,260,032)			187,500,000	187,500,000

Interest in $50,000,000 joint tri-party term repurchase agreement dated 4/30/13 with Deutsche Bank Securities, Inc. due 5/7/13 - maturity value of $30,500,712 for an effective yield of 0.12% (collateralized by various mortgage backed securities with coupon rates ranging from 4.50% to 5.50% and due dates ranging from 9/1/40 to 9/1/41, valued at $51,000,000)			30,500,000	30,500,000

Interest in $42,000,000 joint tri-party term repurchase agreement dated 4/22/13 with JPMorgan Securities, Inc. due 5/22/13 - maturity value of $25,005,833 for an effective yield of 0.28% (collateralized by various corporate bonds and notes and an asset backed security with coupon rates ranging from zero % to 10.375% and due dates ranging from 10/1/13 to 10/13/59, valued at $44,101,083)			25,000,000	25,000,000

Interest in $63,000,000 joint tri-party term repurchase agreement dated 4/25/13 with JPMorgan Securities, Inc. due 5/2/13 - maturity value of $37,750,661 for an effective yield of 0.09% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 6.00% and due dates ranging from 4/1/23 to 4/1/43, valued at $64,264,686)			37,750,000	37,750,000

Interest in $47,845,000 joint tri-party term repurchase agreement dated 3/7/13 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 6/5/13 - maturity value of $22,255,566 for an effective yield of 0.19% (collateralized by a mortgage backed security with a coupon rate of 0.40% and a due date of 7/30/15, valued at $48,802,215)			22,245,000	22,245,000

Interest in $109,200,000 joint tri-party term repurchase agreement dated 4/30/13 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 5/7/13 - maturity value of $46,401,263 for an effective yield of 0.14% (collateralized by various mortgage backed securities with coupon rates ranging from 2.487% to 4.288% and due dates ranging from 10/1/20 to 5/1/42, valued at $111,384,000)			46,400,000	46,400,000

Interest in $52,225,000 joint tri-party term repurchase agreement dated 4/18/13 with RBC Capital Markets, LLC due 7/18/13 - maturity value of $36,014,400 for an effective yield of 0.16% (collateralized by a mortgage backed security with a coupon rate of 2.50% and a due date of 4/1/28, valued at $53,272,341)			36,000,000	36,000,000

Interest in $81,750,000 joint tri-party term repurchase agreement dated 4/9/13 with RBC Capital Markets, LLC due 7/10/13 - maturity value of $65,249,731 for an effective yield of 0.15% (collateralized by various mortgage backed securities with coupon rates ranging from 2.00% to 3.798% and due dates ranging from 9/1/41 to 3/20/43, valued at $83,392,297)			65,225,000	65,225,000

Interest in $115,500,000 tri-party repurchase agreement dated 4/30/13 with Bank of Nova Scotia due 5/1/13 - maturity value of $115,500,449 for an effective yield of 0.14% (collateralized by various U.S. Treasury Notes with coupon rates ranging from 1.50% to 2.25% and due dates ranging from 7/15/13 to 3/31/19, valued at $117,810,584)			115,500,000	115,500,000

Interest in $125,000,000 tri-party repurchase agreement dated 4/30/13 with Barclays Capital, Inc. due 5/1/13 - maturity value of $125,000,521 for an effective yield of 0.15% (collateralized by a U.S. Treasury Bond with a coupon rate of 4.75% and a due date of 2/15/41, valued at $127,500,036)			125,000,000	125,000,000

Interest in $125,000,000 tri-party repurchase agreement dated 4/30/13 with Credit Suisse Securities (USA), LLC due 5/1/13 - maturity value of $125,000,486 for an effective yield of 0.14% (collateralized by various U.S. Treasury Notes with coupon rates ranging from 0.25% to 4.125% and a due date of 5/15/15, valued at $127,503,627)			125,000,000	125,000,000

Total repurchase agreements (cost $1,706,765,000)				$1,706,765,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (23.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Bank unsec. discount notes	0.165	12/2/13	$8,000,000	$7,995,704

Federal Farm Credit Bank unsec. discount notes	0.150	12/4/13	20,000,000	19,989,160

Federal Farm Credit Bank unsec. discount notes	0.142	11/21/13	30,000,000	29,984,700

Federal Home Loan Bank unsec. discount notes	0.140	7/26/13	25,000,000	24,997,600

Federal Home Loan Bank unsec. discount notes	0.136	9/4/13	25,000,000	24,993,875

Federal Home Loan Bank unsec. discount notes	0.135	5/29/13	21,900,000	21,899,650

Federal Home Loan Bank unsec. discount notes	0.130	6/7/13	25,550,000	25,549,208

Federal Home Loan Bank unsec. discount notes	0.120	6/21/13	18,690,000	18,689,215

Federal Home Loan Bank unsec. discount notes	0.110	7/24/13	5,403,000	5,402,498

Federal Home Loan Mortgage Corp. unsec. discount notes	0.155	10/23/13	24,785,000	24,775,359

Federal Home Loan Mortgage Corp. unsec. discount notes	0.130	9/16/13	50,000,000	49,986,595

Federal Home Loan Mortgage Corp. unsec. discount notes	0.130	8/19/13	45,000,000	44,991,765

Federal Home Loan Mortgage Corp. unsec. discount notes	0.130	5/20/13	8,632,000	8,631,905

Federal Home Loan Mortgage Corp. unsec. discount notes	0.120	5/6/13	25,000,000	24,999,925

Federal Home Loan Mortgage Corp. unsec. discount notes, Ser. RB	0.152	10/15/13	21,725,000	21,716,940

Federal Home Loan Mortgage Corp. unsec. discount notes, Ser. RB	0.140	10/10/13	32,896,000	32,884,157

Federal Home Loan Mortgage Corp. unsec. discount notes, Ser. RB	0.140	7/11/13	5,000,000	4,999,605

Federal Home Loan Mortgage Corp. unsec. discount notes, Ser. RB	0.140	7/9/13	25,000,000	24,998,075

Federal Home Loan Mortgage Corp. unsec. discount notes, Ser. RB	0.130	5/28/13	10,000,000	9,999,850

Federal National Mortgage Association unsec. discount notes	0.150	9/16/13	7,800,000	7,797,910

Federal National Mortgage Association unsec. discount notes	0.144	11/1/13	17,500,000	17,491,950

Federal National Mortgage Association unsec. discount notes	0.130	8/28/13	25,000,000	24,995,050

Federal National Mortgage Association unsec. discount notes	0.130	8/14/13	25,000,000	24,995,625

Federal National Mortgage Association unsec. discount notes	0.130	8/7/13	25,000,000	24,995,925

Federal National Mortgage Association unsec. discount notes	0.130	7/2/13	12,510,000	12,509,137

Federal National Mortgage Association unsec. discount notes	0.130	6/3/13	6,733,000	6,732,818

Federal National Mortgage Association unsec. discount notes	0.125	12/2/13	30,000,000	29,983,890

Federal National Mortgage Association unsec. discount notes	0.120	8/21/13	25,000,000	24,995,325

Federal National Mortgage Association unsec. discount notes	0.110	7/22/13	26,200,000	26,197,616

Federal National Mortgage Association unsec. discount notes, Ser. BB	0.130	8/1/13	6,920,000	6,918,941

Total U.S. government agency obligations (cost $634,965,142)				$635,099,973

ASSET-BACKED COMMERCIAL PAPER (6.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Chariot Funding, LLC 144A	0.150	5/15/13	$25,000,000	$24,999,063

Fairway Finance Co., LLC 144A (Canada)	0.150	5/21/13	15,000,000	14,998,512

Fairway Finance Co., LLC 144A (Canada)	0.150	5/9/13	10,000,000	9,999,575

Jupiter Securitization Co., LLC	0.150	5/20/13	15,000,000	14,998,931

Liberty Street Funding, LLC (Canada)	0.160	5/15/13	20,000,000	19,998,416

Liberty Street Funding, LLC (Canada)	0.150	5/30/13	5,000,000	4,999,209

Straight-A Funding, LLC 144A, Ser. 1	0.190	6/6/13	29,600,000	29,596,706

Straight-A Funding, LLC 144A, Ser. 1	0.160	6/12/13	25,000,000	24,996,288

Straight-A Funding, LLC 144A, Ser. 1	0.160	6/10/13	23,250,000	23,246,831

Victory Receivables Corp. (Japan)	0.180	5/31/13	4,000,000	3,999,342

Victory Receivables Corp. (Japan)	0.180	5/24/13	12,028,000	12,026,476

Total asset-backed commercial paper (cost $183,855,517)				$183,859,349

COMMERCIAL PAPER (1.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Canada (Government of) (Canada)	0.170	12/2/13	$20,000,000	$19,982,720

HSBC USA, Inc. (United Kingdom)	0.120	5/7/13	25,000,000	24,999,418

Total commercial paper (cost $44,979,194)				$44,982,138

TIME DEPOSITS (0.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Cayman Islands)	0.150	5/1/13	$25,000,000	$25,000,000

Total time deposits (cost $25,000,000)				$25,000,000

CERTIFICATES OF DEPOSIT (0.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Svenska Handelsbanken/New York, NY (Sweden)	0.170	5/23/13	$24,600,000	$24,599,843

Total certificates of deposit (cost $24,600,000)				$24,599,843

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Export Development Canada 144A unsec. notes FRN (Canada)	0.201	6/7/13	$15,800,000	$15,800,980

Total foreign government and agency bonds and notes (cost $15,801,154)				$15,800,980

CORPORATE BONDS AND NOTES (0.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Wachovia Corp. sr. unsec. notes MTN, Ser. G	5.500	5/1/13	$7,035,000	$7,035,000

Total corporate bonds and notes (cost $7,035,000)				$7,035,000

TOTAL INVESTMENTS

Total investments (cost $2,643,001,007)(b)				$2,643,142,283

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from February 19, 2013 (commencement of operations) through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,677,313,927.
(b)	The aggregate identified cost on a tax basis is $2,643,001,007, resulting in gross unrealized appreciation and depreciation of $142,746 and $1,470, respectively, or net unrealized appreciation of $141,276.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$183,859,349	$—
Certificates of deposit	—	24,599,843	—
Commercial paper	—	44,982,138	—
Corporate bonds and notes	—	7,035,000	—
Foreign government and agency bonds and notes	—	15,800,980	—
Repurchase agreements	—	1,706,765,000	—
Time deposits	—	25,000,000	—
U.S. government agency obligations	—	635,099,973	—

Totals by level	$—	$2,643,142,283	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013